Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

(32)   Subsequent events

Gotham City Research Report

On 9 January 2024, a short seller investor issued a report based on speculation and false information regarding Grifols’ accounting and financial information. Although the company’s fundamentals remain sound and unchanged and all financial information was duly reported in the audited financial statements, this action had a significant impact on Grifols’ share price and corporate reputation.

The company is currently working to restore the confidence of markets, shareholders and other stakeholders in three key areas:

o	Communication and collaboration with the Spanish regulator (CNMV).
o	Transparent communication with all our stakeholders: sharing our clear response to the published report through live conference calls and multiple official communications on the company’s website and on the CNMV portal. All press releases are publicly available on Grifols’ website
o	Clear and transparent communication with our teams and employee representatives, including major unions.
o	Reinforced communication with investors, official communications, direct phone calls, video calls and e-mails.
o	The company filed a complaint in the United States District Court for the Southern District of New York against Daniel Yu, Gotham City Research LLC, General Industrial Partners LLP, Cyrus de Weck, and their affiliates to claim for the financial and reputational damages caused to Grifols and their stakeholders as a result of the defendants’ actions.
o	The company established a dedicated working group comprising senior managers from the legal, communications, finance, investor relations and management teams, together with external advisors with expertise in communications.

As a result of the information published by Gotham City Research LLC, in relation to the accounting and financial information of Grifols, S.A. and subsidiaries, the National Securities Market Commission (CNMV), in the exercise of its supervisory powers, has made various requests for information to the Group. The Parent Company has responded to the requirements received and the National Securities Market Commission has shared its analysis of the Group financial information concluding that no significant errors were identified.

SRAAS Share Purchase Agreement

As indicated in note 12, Grifols and Haier Group Corporation (“Haier”) entered into a Strategic Alliance and Share Purchase Agreement to transfer the 20% shareholding in Shanghai RAAS Blood Products Co., Ltd. to Haier.  On 29 February 2024, the period contractually established by the parties in relation to the completion of Haier’s confirmatory due diligence has been satisfactorily concluded. Accordingly, the closing of the transaction is subject to obtaining pending ordinary regulatory approvals. In certain countries the corresponding ordinary regulatory approvals have already been received and the transaction is expected to close during the first half of 2024.

Senior debt issuance

On 10 April 2024 the Group informed the market through the National Securities Market Commission that it is actively working to issue senior secured notes, the funds of which, if successful, will be used to refinance senior unsecured notes maturing in 2025.

Acquisition of 7 plasma centers from ImmunoTek

On 2 April 2024, the Group, through its 100% subsidiary Grifols Bio North America, LLC, acquired 7 plasma centers located in the United States from ImmunoTek GH, LLC for an amount of US Dollars 136 million. This transaction is in line with the collaboration agreement signed with ImmunoTek GH, LLC in July 2021 (see note 10).

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the provisional goodwill (or the amount by which the business combination cost exceeds the fair value of the net assets acquired) at the acquisition date are shown below. The values shown in the table below should be considered provisional.

For practical purposes, for the present transaction, the Euro / Dollar exchange rate of 1.1050 was used for all purposes.

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
Consideration paid	122,667	135,547
Total consideration paid	122,667	135,547
Fair value of net assets acquired	4,922	5,439
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	117,745	130,108

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Assets
Rights of Use	22,415	24,769
Property, plant and equipment	4,401	4,863
Inventories	6,014	6,645
Total Assets	32,830	36,277
Liabilities
Non-current financial liabilities	(25,993)	(28,722)
Current financial liabilities	(1,915)	(2,116)
Total Liabilities	(27,908)	(30,838)
Total net assets acquired	4,922	5,439

The resulting goodwill will be allocated to the Biopharma segment.